Expenses from Continuing Operations - Schedule of Finance Expenses (Parentheticals) (Details)	12 Months Ended
Jun. 30, 2025 shares
Empery [Member]
Schedule of Finance Expenses [Line Items]
Issue of warrants	1,000,000
GEM [Member]
Schedule of Finance Expenses [Line Items]
Issue of warrants	1,814,797